Selling and Distribution Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling and Distribution Expenses [Abstract]
Schedule of Selling and Distribution Expenses	This caption is made up as follows:
	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Personnel expenses, note 20(b)	49,030	43,700	41,642
Third-party services	18,623	19,705	15,720
Advertising and promotion	15,590	9,140	7,548
Depreciation	5,715	5,953	2,744
Allowance for expected credit losses, note 7(e)	3,467	2,751	1,707
Other	360	161	208
	92,785	81,410	69,569